Foreign Currency	12 Months Ended
Dec. 31, 2020
Foreign Currency [Abstract]
Foreign Currency
Note 12 – Foreign currency
The Company had immaterial foreign currency losses that are reflected in “Other expense” on the Company’s Consolidated Statements of Comprehensive Loss for years December 31, 2020 and 2019. Transaction gains and losses, both realized and unrealized, relate to the remeasurement or settlement of monetary assets and liabilities that are denominated in a currency other than an entity’s functional currency. These monetary assets and liabilities include cash as well as third party receivables and payables.